Income tax - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Income Taxes [Abstract]
Profit (loss) from continuing operations before income tax	$ 317	$ (27)		$ 486
Income tax using the New Zealand tax rate of 28%	(89)	7		(136)
Effect of tax rates in foreign jurisdictions	(10)	(11)		(55)
Non-deductible expenses and permanent differences	(10)	(20)		(29)
Tax exempt income and income at a reduced tax rate	3	4		7
Goodwill impairment	(3)	(28)		0
Currency translation (gain) loss	(2)	(1)		25
Foreign tax credit	57	0		0
Domestic manufacturing deduction	0	0		12
Withholding tax	(6)	(4)		(5)
Withholding tax related to prior periods	0	(5)		0
Deemed mandatory repatriation	0	0		(5)
Tax rate modifications	(1)	16		339
Write-off of previously recognized deferred tax assets	(44)	0		(227)
Change in unrecognized tax losses and temporary differences	(34)	9		3
Tax on unremitted earnings	1	(2)		9
Tax uncertainties	(2)	27		(4)
Over (under) provided in prior periods	4	6		(3)
Tax credits	4	2		2
Other	(2)	(2)		2
Income tax (expense) benefit	$ (134)	$ (2)	[1]	$ (65)	[1]

[1]	The information presented has been revised to reflect the presentation of certain businesses as discontinued operations. Refer to notes 2.6 and 7 for additional information.